[LOGO OF REEDSMITH]

                                                                Reed Smith LLP
                                                           1301 K Street, N.W.
                                                       Suite 1100 - East Tower
                                                   Washington, D.C. 20005-3373
 W. THOMAS CONNER                                              +1 202 414 9200
 Direct Phone: +1 202 414 9208                             Fax +1 202 414 9299
 Email: tconner@reedsmith.com                                    reedsmith.com

October 31, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
    MetLife Insurance Company of Connecticut
    MetLife of CT Separate Account Eleven
    (File Nos. 333-197658/811-21262)
    (MetLife Accumulation Annuity)

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 for certain individual flexible premium deferred variable annuity contracts under the 1933 Act. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the 1933 Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-referenced registration statement to November 7, 2014. The Company would very much appreciate any assistance the SEC Staff could provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

Sincerely,

W. Thomas Conner

Attachment
cc: John B. Towers, Esq.
    Michele H. Abate, Esq.

NEW YORK . LONDON . HONG KONG . CHICAGO . WASHINGTON, D.C. . BEIJING . PARIS .
      LOS ANGELES . SAN FRANCISCO . PHILADELPHIA . SHANGHAI . PITTSBURGH

       MUNICH . ABU DHABI . PRINCETON . NORTHERN VIRGINIA . WILMINGTON .
           SILICON VALLEY . DUBAI . CENTURY CITY . RICHMOND . GREECE